CONTRACTUAL COMMITMENTS - Obligations Under Finance and Operating Leases (Details) $ in Millions	Dec. 31, 2018 USD ($)
Disclosure of finance lease and operating lease by lessee [line items]
Total finance lease obligations	$ 60
Total operating lease obligations	1,245
1 Year
Disclosure of finance lease and operating lease by lessee [line items]
Total finance lease obligations	12
Total operating lease obligations	225
2-5 Years
Disclosure of finance lease and operating lease by lessee [line items]
Total finance lease obligations	32
Total operating lease obligations	484
Over 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Total finance lease obligations	16
Total operating lease obligations	$ 536